Financial Statement Components - Goodwill (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill	$ 701	$ 701	$ 701
Autonomy Solutions
Goodwill [Line Items]
Goodwill		687	687
Component Sales
Goodwill [Line Items]
Goodwill		$ 14	$ 14